Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of related party key management personal compensation

	2022	2021	2020
Salaries and short-term employee benefits (i)	$1,258,191	$1,821,211	$1,141,349
Stock-based compensation (ii)	663,145	7,600,415	169,969
	$1,928,836	$9,421,626	$1,311,318
(i)	Short-term employee benefits include bonuses and car allowances.
(ii)	2022 included reversal of stock-based compensation expense for forfeitures of options for cash-settled options.